As filed with the Securities and Exchange Commission on February 11, 2022
Registration No. 333-70728
811-04113

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 57
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 363

John Hancock Life Insurance Company (U.S.A.) Separate Account H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
(Exact name of Registrant)
John Hancock Life Insurance Company (U.S.A.)
(formerly, The Manufacturers Life Insurance Company (U.S.A.))
(Name of Depositor)

38500 Woodward Avenue Bloomfield Hills, Michigan 48304
(Address of Depositor’s Principal Executive Offices)

(617) 663-3000
(Depositor’s Telephone Number Including Area Code)

Thomas J. Loftus, Esquire John Hancock Life Insurance Company (U.S.A.) 200 Berkeley Street Boston, MA 02116
(Name and Address of Agent for Service)

Title of Securities Being Registered: Variable Annuity Insurance Contracts
It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on ______, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on _____ pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.
This Post-Effective Amendment No. 57 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 363 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-6 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 11, 2022 the effectiveness of the registration statement, filed in Post-Effective Amendment No. 55 on November 17, 2021 (Accession Number 0001193125-21-332553), pursuant to paragraph (a) of Rule 485 under the

Securities Act. This Post-Effective Amendment No. 57 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 361 to the Registrant’s Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Boston, Commonwealth of Massachusetts, on this 11th day of February, 2022.

John Hancock Life Insurance Company (U.S.A.) Separate Account H

(Registrant)

By:	John Hancock Life Insurance Company (U.S.A.)
(Depositor)

By:	/s/ Marianne Harrison
Marianne Harrison
Chair and President

John Hancock Life Insurance Company (U.S.A.)
By:	/s/ Marianne Harrison
Marianne Harrison
Chair and President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated as of the 11th day of February, 2022.

Signature	Title
/s/ Marianne Harrison	Chair and President
Marianne Harrison	(Chief Executive Officer)

/s/ Martin Sheerin	Senior Vice President and Chief Financial Officer
Martin Sheerin	(Chief Financial Officer)

/s/ Simonetta Vendittelli	Vice President and Controller
Simonetta Vendittelli	(Chief Accounting Officer)

*	Director
Emanuel Alves

*	Director
Paul M. Connolly

*	Director
Thomas Edward Hampton

*	Director
J. Stephanie Nam

*	Director
Ken Ross

*	Director
Rex Schlaybaugh, Jr.

*	Director
Brooks Tingle

*	Director
Shamus Weiland

*	Director
Henry H. Wong

*/s/ Thomas J. Loftus
Thomas J. Loftus, as Attorney-In-Fact
Pursuant to Power of Attorney